Advanced Received, Accrued Expenses and Other Payables	12 Months Ended
May 31, 2020
Payables and Accruals [Abstract]
Advanced Received, Accrued Expenses and Other Payables

Note 8 . Advanced received, accrued expenses and other payables

	As of
	May 31, 2020	May 31, 2019
Accrued expenses	66,934	1,431
Advanced received	2,185,552	-
Other payables	1,483,194	-
Total	$3,735,680	$1,431

Other payables and accrued include accrued rental expenses, tax and surcharges payable, employee payables and payable to other companies. Advanced received from customers are brand name management fee and goods purchases paid by customers.